Other Long-Term Assets - Schedule of Other Long-term Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Long-term Assets [Abstract]
Unbilled receivables	$ 4,669	$ 3,988
Rent deposits	1,259	2,116
Other	496	392
Total other long term assets	$ 6,424	$ 6,496